Prepayments and Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepayments and Other Receivables, Net

Prepayments and other receivables, net consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Loan to business partners (1)	134,463	112,360
Deposits (2)	59,809	155,284
Customer deposits (3)	88,975	227,393
VAT recoverables	117,874	118,623
Advance to suppliers (4)	88,795	206,884
Cash advanced to staff	41,831	11,230
Deferred finance cost	—	23,687
Others	23,003	79,630
Less: allowance for credit losses	(15,683)	(1,132)
Total	539,067	933,959

(1)
The amount mainly includes the loan to business partners with outstanding principal balances of US$17.3 million, and US$14.5 million as of December 31, 2024, and 2025, respectively, bearing a fixed annual interest rate of 5%.
(2)
The amount represents the refundable deposits paid to suppliers.
(3)
The amount relates to the refundable deposits paid to merchants to whom the Group provides platform service.
(4)
The amount represents the prepayment to suppliers, mainly for advertising expense and pre-owned electronics.

Summary of Movements in Allowance for Credit Losses for Prepayments and Other Receivables	:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	1,406	15,389	15,683
Current year provision, net of recovery	24,710	11,686	22,567
Current year write-off	(10,727)	(11,392)	(37,118)
Balance at end of the year	15,389	15,683	1,132